INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES	Significant components of the income taxes are as follows:
For the Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	S$	US$
Current income tax	-	-	-	-

SCHEDULE OF RECONCILIATION BETWEEN STATUTORY TAX RATE TO THE EFFECTIVE TAX RATE

	For the Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	S$	US$
Income (Loss) before tax	33,348	(452,450)	(6,102,710)	(4,829,622)

Tax expense computed at tax rate of 17%	5,669	(76,917)	(1,037,461)	(821,036)
Reconciling items:
Non-taxable and non-deductible items	-	-	1,003,546	794,196
Changes in valuation allowance	(5,669)	76,917	33,915	26,840
	-	-	-	-

SCHEDULE OF COMPONENTS OF DEFERRED TAX

Significant components of deferred taxes are as follows:

	As of
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	S$	US$
Net operating loss carried forward	1,334,117	1,786,567	2,368,360	1,874,296
Deferred tax assets, gross	226,800	303,716	402,621	318,630
Valuation allowance	(226,800)	(303,716)	(402,621)	(318,630)
Deferred tax assets, net of valuation allowance	-	-	-	-